Cover	Jun. 16, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 16, 2022
Entity Registrant Name	INNOVATE CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35210
Entity Tax Identification Number	54-1708481
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	VATE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001006837
Entity Address, City or Town	NY
Entity Address, City or Town	New York
City Area Code	212
Local Phone Number	235-2690
Entity Address, Address Line One	295 Madison Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, Postal Zip Code	10017